COMBINED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Real estate investments:
Land and improvements	$ 249,504	$ 253,480
Buildings and improvements	2,446,688	2,429,961
Construction in progress	10,433	9,057
Acquired lease intangibles	87,194	88,380
Gross real estate investments	2,793,819	2,780,878
Accumulated depreciation and amortization	(602,578)	(508,134)
Net real estate property	2,191,241	2,272,744
Net investment in direct financing lease	21,626	21,179
Secured loans receivable, net	5,249	5,244
Net real estate investments	2,218,116	2,299,167
Cash	2,424	2,167
Goodwill	88,959	88,989
Other assets	22,251	15,441
Total assets	2,331,750	2,405,764
Liabilities:
Tenant deposits	57,362	40,670
Lease intangible liabilities, net	145,640	165,082
Accounts payable and other liabilities	5,669	8,712
Total liabilities	$ 208,671	$ 214,464
Commitments and contingencies
Equity:
Net parent investment	$ 2,118,216	$ 2,186,201
Total CCP equity	2,118,216	2,186,201
Noncontrolling interest	4,863	5,099
Total equity	2,123,079	2,191,300
Total liabilities and equity	$ 2,331,750	$ 2,405,764